UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2743

DWS Strategic Income Fund (formerly Scudder Strategic Income Fund)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Strategic Income Fund

(formerly Scudder Strategic Income Fund)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 27.5%
Consumer Discretionary 6.9%
155 East Tropicana LLC, 8.75%, 4/1/2012	350,000	331,625
Adesa, Inc., 7.625%, 6/15/2012	135,000	135,000
Affinia Group, Inc., 9.0%, 11/30/2014	335,000	278,050
AMC Entertainment, Inc.:
8.0%, 3/1/2014	535,000	462,775
144A, 11.0%, 2/1/2016	55,000	55,000
AutoNation, Inc., 9.0%, 8/1/2008	285,000	306,019
Aztar Corp., 7.875%, 6/15/2014	460,000	477,250
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	160,000	163,400
Caesars Entertainment, Inc.:
8.875%, 9/15/2008	255,000	276,037
9.375%, 2/15/2007	100,000	103,875
Charter Communications Holdings LLC:
9.625%, 11/15/2009	170,000	126,650
10.25%, 9/15/2010	895,000	880,456
144A, 10.25%, 9/15/2010	265,000	260,362
144A, 11.0%, 10/1/2015	872,000	717,220
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	285,000	225,862
CSC Holdings, Inc.:
7.25%, 7/15/2008	210,000	210,525
7.875%, 12/15/2007	500,000	507,500
Dex Media East LLC/Financial, 12.125%, 11/15/2012	1,350,000	1,562,625
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	470,000	385,400
EchoStar DBS Corp.:
6.625%, 10/1/2014	225,000	218,250
144A, 7.125%, 2/1/2016	65,000	64,106
Foot Locker, Inc., 8.5%, 1/15/2022	385,000	405,790
Ford Motor Co., 7.45%, 7/16/2031 (b)	105,000	77,438
General Motors Corp., 8.25%, 7/15/2023 (b)	105,000	76,650
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	645,000	720,787
Gregg Appliances, Inc., 9.0%, 2/1/2013	155,000	141,438
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	260,000	252,525
Hertz Corp., 144A, 8.875%, 1/1/2014	195,000	201,338
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	1,460,000	1,547,600
Levi Strauss & Co.:
9.28% **, 4/1/2012	165,000	169,125
12.25%, 12/15/2012	100,000	113,500
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	95,000	88,914
7.875%, 7/15/2009 (b)	20,000	21,099
8.25%, 2/1/2030	15,000	14,867
8.5%, 7/15/2029	90,000	90,303
Mandalay Resort Group, Series B, 10.25%, 8/1/2007	165,000	175,725
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015	270,000	255,150
Mediacom LLC, 9.5%, 1/15/2013 (b)	135,000	133,988

MGM MIRAGE:
8.375%, 2/1/2011 (b)		375,000	403,125
9.75%, 6/1/2007		415,000	435,750
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		265,000	279,575
NCL Corp., 10.625%, 7/15/2014		210,000	219,712
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		465,000	332,475
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013		65,000	62,400
Petro Stopping Centers, 9.0%, 2/15/2012		155,000	155,388
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		460,000	489,900
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		625,000	601,562
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		285,000	266,475
9.715% **, 5/15/2010		560,000	541,100
Renaissance Media Group LLC, 10.0%, 4/15/2008		410,000	410,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		870,000	961,350
Schuler Homes, Inc., 10.5%, 7/15/2011		445,000	477,541
Simmons Bedding Co.:
144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014 (b)		150,000	84,750
7.875%, 1/15/2014 (b)		260,000	244,400
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		715,000	744,494
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		690,000	677,925
Six Flags, Inc., 9.75%, 4/15/2013		130,000	133,088
Toys "R" Us, Inc.:
6.875%, 8/1/2006		100,000	99,750
7.375%, 10/15/2018		375,000	274,687
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		975,000	959,156
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		1,130,000	1,282,550
11.75%, 2/15/2013	EUR	155,000	216,600
United Auto Group, Inc., 9.625%, 3/15/2012		353,000	375,062
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		210,000	219,713
XM Satellite Radio, Inc., 14.0%, 12/31/2009		973,778	1,041,942
Young Broadcasting, Inc.:
8.75%, 1/15/2014 (b)		950,000	812,250
10.0%, 3/1/2011 (b)		60,000	54,450

			25,091,394
Consumer Staples 0.9%
Alliance One International, Inc., 144A, 11.0%, 5/15/2012		280,000	254,800
Birds Eye Foods, Inc., 11.875%, 11/1/2008		258,000	263,160
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		275,000	222,750
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		75,000	79,875
9.0%, 4/15/2031		385,000	452,048
North Atlantic Trading Co., 9.25%, 3/1/2012		1,255,000	765,550
Swift & Co.:
10.125%, 10/1/2009		190,000	192,850
12.5%, 1/1/2010		125,000	120,000
Viskase Co., Inc., 11.5%, 6/15/2011		840,000	890,400

			3,241,433
Energy 2.2%
Belden & Blake Corp., 8.75%, 7/15/2012		545,000	559,988
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		360,000	379,800
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	49,750
6.5%, 8/15/2017		190,000	189,050

144A, 6.5%, 8/15/2017	105,000	103,950
6.875%, 1/15/2016 (b)	445,000	453,900
7.75%, 1/15/2015	65,000	69,306
Dynegy Holdings, Inc.:
7.125%, 5/15/2018	200,000	192,000
7.625%, 10/15/2026	170,000	164,050
144A, 9.875%, 7/15/2010	820,000	897,900
El Paso Production Holding Corp., 7.75%, 6/1/2013	195,000	206,213
Frontier Oil Corp., 6.625%, 10/1/2011	235,000	240,875
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	715,000	715,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	275,000	253,000
Sonat, Inc., 7.0%, 2/1/2018	90,000	89,100
Southern Natural Gas, 8.875%, 3/15/2010	650,000	695,343
Stone Energy Corp.:
6.75%, 12/15/2014	740,000	714,100
8.25%, 12/15/2011	395,000	406,850
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	140,000	162,400
Williams Companies, Inc.:
8.125%, 3/15/2012 (b)	910,000	995,312
8.75%, 3/15/2032	330,000	392,700

		7,930,587
Financials 4.3%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	85,000	92,119
11.0%, 7/31/2010	300,000	336,000
12.0%, 7/31/2009	306,000	332,392
AmeriCredit Corp., 9.25%, 5/1/2009	1,085,000	1,137,894
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	380,000	353,875
E*TRADE Financial Corp.:
7.375%, 9/15/2013	540,000	550,800
7.875%, 12/1/2015	565,000	590,425
Ford Motor Credit Co.:
6.5%, 1/25/2007	130,000	128,602
7.25%, 10/25/2011	1,380,000	1,266,096
7.375%, 10/28/2009	1,260,000	1,178,850
General Motors Acceptance Corp.:
6.875%, 9/15/2011	735,000	701,727
8.0%, 11/1/2031 (b)	3,749,000	3,822,600
H&E Equipment/Finance, 11.125%, 6/15/2012	665,000	738,150
Poster Financial Group, Inc., 8.75%, 12/1/2011	510,000	531,675
PXRE Capital Trust I, 8.85%, 2/1/2027	445,000	436,100
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	720,000	810,000
Radnor Holdings Corp., 11.0%, 3/15/2010	310,000	254,200
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	470,000	378,350
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	270,000	265,950
UGS Corp., 10.0%, 6/1/2012	390,000	429,000
Universal City Development, 11.75%, 4/1/2010	950,000	1,056,875

		15,391,680
Health Care 0.5%
Accellent, Inc., 144A, 10.5%, 12/1/2013	65,000	67,925
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)	625,000	617,188
InSight Health Services Corp.:
9.174% **, 11/1/2011	160,000	148,800
Series B, 9.875%, 11/1/2011 (b)	210,000	140,700

Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	830,000	813,400

		1,788,013
Industrials 3.6%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	1,001,000	1,024,774
Allied Security Escrow Corp., 11.375%, 7/15/2011	385,000	365,750
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	583,000	631,097
American Color Graphics, 10.0%, 6/15/2010	325,000	235,625
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	220,000	206,800
Beazer Homes USA, Inc.:
6.875%, 7/15/2015	40,000	39,000
8.375%, 4/15/2012	300,000	313,500
8.625%, 5/15/2011	265,000	277,919
Browning-Ferris Industries:
7.4%, 9/15/2035	795,000	707,550
9.25%, 5/1/2021	190,000	195,700
Case New Holland, Inc., 9.25%, 8/1/2011	645,000	690,150
Cenveo Corp., 7.875%, 12/1/2013	270,000	263,250
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	435,000	400,200
Columbus McKinnon Corp., 10.0%, 8/1/2010	290,000	320,450
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	465,000	459,187
144A, 11.44% **, 7/1/2012	200,000	200,000
Congoleum Corp., 8.625%, 8/1/2008 *	480,000	449,400
Dana Corp., 7.0%, 3/1/2029 (b)	360,000	247,500
DRS Technologies, Inc., 7.625%, 2/1/2018	195,000	197,925
Hexcel Corp., 6.75%, 2/1/2015	160,000	158,400
K. Hovnanian Enterprises, Inc.:
144A, 6.25%, 1/15/2016	365,000	342,394
8.875%, 4/1/2012	770,000	808,500
Kansas City Southern, 9.5%, 10/1/2008	800,000	865,000
Kinetek, Inc., Series D, 10.75%, 11/15/2006	530,000	515,425
Millennium America, Inc., 9.25%, 6/15/2008	700,000	752,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	305,000	341,600
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)	345,000	294,975
Ship Finance International Ltd., 8.5%, 12/15/2013	400,000	372,000
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (b)	155,000	141,631
10.375%, 7/1/2012	295,000	298,688
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	360,000	397,350
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)	310,000	293,725
Xerox Capital Trust I, 8.0%, 2/1/2027	365,000	376,406

		13,184,371
Information Technology 1.1%
Activant Solutions, Inc.:
10.5%, 6/15/2011	342,000	371,498
144A, 10.53% **, 4/1/2010	80,000	81,600
Eschelon Operating Co., 8.375%, 3/15/2010 (b)	370,000	344,100
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	225,000	223,875
Lucent Technologies, Inc., 6.45%, 3/15/2029	795,000	667,800
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (b)	500,000	477,500
8.125%, 3/1/2016	510,000	515,100
10.375%, 1/15/2010	824,000	903,310
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	500,000	502,500

		4,087,283

Materials 3.5%
ARCO Chemical Co., 9.8%, 2/1/2020	1,045,000	1,167,787
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	200,000	103,000
9.75%, 4/15/2012	220,000	213,400
Caraustar Industries, Inc., 9.875%, 4/1/2011	680,000	714,850
Constar International, Inc., 11.0%, 12/1/2012	80,000	64,800
Dayton Superior Corp.:
10.75%, 9/15/2008	250,000	246,250
13.0%, 6/15/2009 (b)	385,000	304,150
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	470,000	474,700
GEO Specialty Chemicals, Inc., 13.03% **, 12/31/2009	1,087,000	902,210
Georgia-Pacific Corp., 8.0%, 1/15/2024	365,000	355,875
Huntsman LLC, 11.625%, 10/15/2010	582,000	666,390
IMC Global, Inc., 10.875%, 8/1/2013	767,000	882,050
International Steel Group, Inc., 6.5%, 4/15/2014	145,000	147,900
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	1,095,000	1,171,650
Massey Energy Co.:
6.625%, 11/15/2010	240,000	243,600
144A, 6.875%, 12/15/2013	195,000	196,706
MMI Products, Inc., Series B, 11.25%, 4/15/2007	835,000	776,550
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	675,000	730,688
144A, 13.0%, 9/30/2013	433,070	436,318
NewPage Corp., 10.5% **, 5/1/2012	125,000	126,563
Omnova Solutions, Inc., 11.25%, 6/1/2010	670,000	700,150
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	260,000	276,250
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	811,290	73,016
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Portola Packaging, Inc., 8.25%, 2/1/2012	135,000	110,700
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	142,000	155,135
TriMas Corp., 9.875%, 6/15/2012	635,000	542,925
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	250,000	221,875
United States Steel Corp., 9.75%, 5/15/2010	482,000	525,380

		12,530,873
Telecommunication Services 2.0%
AirGate PCS, Inc., 8.35% **, 10/15/2011	325,000	336,375
American Cellular Corp., Series B, 10.0%, 8/1/2011	120,000	130,500
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	430,000	450,962
8.375%, 1/15/2014 (b)	455,000	447,037
Dobson Communications Corp., 8.875%, 10/1/2013	295,000	297,212
Insight Midwest LP, 9.75%, 10/1/2009	235,000	242,638
LCI International, Inc., 7.25%, 6/15/2007	625,000	629,687
MCI, Inc., 8.735%, 5/1/2014	900,000	1,014,750
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,475,000	1,558,817
Nextel Partners, Inc., 8.125%, 7/1/2011	400,000	429,000
Qwest Corp.:
7.25%, 9/15/2025	295,000	289,838
144A, 7.741% **, 6/15/2013	170,000	183,388
Rural Cellular Corp.:
9.75%, 1/15/2010	80,000	81,600
9.875%, 2/1/2010	70,000	75,250
144A, 10.041% **, 11/1/2012 (b)	80,000	82,200
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	257,000	241,580
Telex Communications Holdings, Inc., 11.5%, 10/15/2008	45,000	47,925

Triton PCS, Inc., 8.5%, 6/1/2013 (b)	63,000	59,535
Ubiquitel Operating Co., 9.875%, 3/1/2011	265,000	290,838
US Unwired, Inc., Series B, 10.0%, 6/15/2012	455,000	515,287

		7,404,419
Utilities 2.5%
AES Corp., 144A, 8.75%, 5/15/2013	945,000	1,027,687
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	960,000	1,065,600
CMS Energy Corp.:
8.5%, 4/15/2011	555,000	602,869
9.875%, 10/15/2007	590,000	630,562
Copano Energy LLC, 8.125%, 3/1/2016	55,000	55,000
DPL, Inc., 6.875%, 9/1/2011	230,000	244,950
Mirant North America LLC, 144A, 7.375%, 12/31/2013	105,000	106,838
Mission Energy Holding Co., 13.5%, 7/15/2008	1,065,000	1,230,075
NorthWestern Corp., 5.875%, 11/1/2014	155,000	153,898
NRG Energy, Inc.:
7.25%, 2/1/2014	550,000	557,563
7.375%, 2/1/2016	935,000	951,362
8.0%, 12/15/2013	1,018,000	1,135,070
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,080,000	1,204,200

		8,965,674

Total Corporate Bonds (Cost $101,934,926)		99,615,727
Foreign Bonds - US$ Denominated 25.3%
Consumer Discretionary 0.7%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,095,000	1,193,550
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	470,000	493,500
Shaw Communications, Inc., 8.25%, 4/11/2010 (b)	75,000	80,250
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	564,000	469,530
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	156,187
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	170,000	162,350

		2,555,367
Energy 1.7%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	100,000	126,300
OAO Gazprom, 144A, 9.625%, 3/1/2013	635,000	762,000
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	900,000	993,600
8.0%, 11/15/2011	1,100,000	1,229,800
9.5%, 9/15/2027	1,105,000	1,471,307
144A, 10.0%, 9/15/2027	500,000	665,000
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	700,000	866,768
Secunda International Ltd., 12.6% **, 9/1/2012	145,000	153,700

		6,268,475
Financials 0.4%
Conproca SA de CV, 12.0%, 6/16/2010	385,000	462,000
Doral Financial Corp., 5.431% **, 7/20/2007	1,000,000	953,997
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 (b)	115,000	91,425

		1,507,422
Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010	605,000	625,419

Industrials 0.9%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	195,000	214,500
10.25%, 6/15/2007	1,170,000	1,234,350
12.5%, 6/15/2012	430,000	488,050
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	615,000	731,850
Legrand Holding SA, 10.5%, 2/15/2013	110,000	126,500
Stena AB, 9.625%, 12/1/2012	265,000	288,850

		3,084,100
Materials 0.8%
Cascades, Inc., 7.25%, 2/15/2013	850,000	758,625
ISPAT Inland ULC, 9.75%, 4/1/2014	517,000	594,550
Novelis, Inc., 144A, 7.5%, 2/15/2015	640,000	604,800
Rhodia SA, 8.875%, 6/1/2011	541,000	551,820
Tembec Industries, Inc.:
8.5%, 2/1/2011	445,000	200,250
8.625%, 6/30/2009	645,000	301,537

		3,011,582
Sovereign Bonds 19.3%
AID-Egypt, 4.45%, 9/15/2015	4,800,000	4,660,800
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	2,250,000	2,876,692
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020	2,250,000	2,250,000
Dominican Republic, Series REG S, 9.5%, 9/27/2011	1,848,838	1,987,500
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .875%, Series 18 YR, 5.25% **, 4/15/2012	382,360	380,678
8.75%, 2/4/2025	800,000	915,200
8.875%, 10/14/2019	155,000	178,638
11.0%, 1/11/2012	1,400,000	1,732,500
11.0%, 8/17/2040	1,740,000	2,247,210
11.5%, 3/12/2008	700,000	787,150
14.5%, 10/15/2009	900,000	1,170,450
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	1,500,000	1,590,000
Kingdom of Morocco, Series A, 4.813%, 1/2/2009	329,000	329,000
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010	32,000	8,880
Province of Ontario, 2.65%, 12/15/2006 (b)	5,000,000	4,907,250
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	2,410,000	845,910
Zero Coupon, 12/15/2035	8,505,697	588,594
4.005% **, 8/3/2012 (PIK)	545,000	431,368
8.28%, 12/31/2033 (PIK)	2,448,749	2,142,259
Republic of Bulgaria, 8.25%, 1/15/2015	415,000	496,465
Republic of Colombia:
8.25%, 12/22/2014	810,000	922,185
10.0%, 1/23/2012	900,000	1,077,750
10.75%, 1/15/2013	400,000	502,000
Republic of Ecuador, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to 8/15/2030	975,000	940,875
Republic of Guatemala:
Series REG S, 8.125%, 10/6/2034	310,000	347,200
Series REG S, 9.25%, 8/1/2013	925,000	1,084,562
Republic of Indonesia, Series REG S, 7.25%, 4/20/2015	695,000	714,113
Republic of Panama:
6.7%, 1/26/2036	3,269,956	3,250,336
7.125%, 1/29/2026	305,000	321,775
Republic of Peru, 7.35%, 7/21/2025	2,205,000	2,282,175

Republic of Philippines:
8.0%, 1/15/2016		1,500,000	1,578,750
8.375%, 2/15/2011		400,000	431,500
9.375%, 1/18/2017		1,100,000	1,263,625
9.5%, 10/21/2024		150,000	174,000
9.5%, 2/2/2030		900,000	1,051,875
9.875%, 1/15/2019		650,000	772,688
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		925,000	834,812
Republic of Turkey:
7.25%, 3/15/2015		990,000	1,037,025
7.375%, 2/5/2025		900,000	927,000
8.0%, 2/14/2034		460,000	501,400
11.75%, 6/15/2010		2,100,000	2,559,375
12.375%, 6/15/2009		1,020,000	1,224,000
Republic of Uruguay, 9.25%, 5/17/2017		590,000	685,875
Republic of Venezuela:
7.65%, 4/21/2025		115,000	121,900
9.375%, 1/13/2034		1,300,000	1,625,000
10.75%, 9/19/2013		3,300,000	4,108,500
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		3,540,000	3,955,596
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008		1,565,000	1,487,845
Series VII, 3.0%, 5/14/2011		1,600,000	1,440,160
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		1,945,000	2,003,350

			69,753,791
Telecommunication Services 1.1%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		365,000	396,025
Embratel, Series B, 11.0%, 12/15/2008		309,000	348,397
Global Crossing UK Finance, 10.75%, 12/15/2014		210,000	196,350
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		115,000	101,775
Intelsat Bermuda Ltd., 144A, 9.609% **, 1/15/2012		285,000	289,988
Intelsat Ltd., 5.25%, 11/1/2008		280,000	256,200
Millicom International Cellular SA, 10.0%, 12/1/2013		90,000	99,000
Mobifon Holdings BV, 12.5%, 7/31/2010		920,000	1,064,900
Nortel Networks Ltd., 6.125%, 2/15/2006		1,085,000	1,085,000

			3,837,635
Utilities 0.2%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		775,000	801,025

Total Foreign Bonds - US$ Denominated (Cost $89,210,956)			91,444,816
Foreign Bonds - Non US$ Denominated 21.9%
Consumer Discretionary 0.1%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	410,000	495,098
Consumer Staples 0.0%
Fage Dairy Industry SA, 144A, 7.5%, 1/15/2015	EUR	95,000	104,472
Energy 0.0%
Pemex Project Funding Master Trust, 6.375%, 8/5/2016	EUR	100,000	136,401
Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014	EUR	200,000	230,878

Sovereign Bonds 21.7%
Bundesrepublic Deutschland, Series 94, 6.25%, 1/4/2024	EUR	3,400,000	5,507,462
Federative Republic of Brazil, 8.5%, 9/24/2012	EUR	400,000	570,634
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	3,740,000	1,018,099
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	1,000,000	1,160,468
Kingdom of Spain, 6.0%, 1/31/2008	EUR	12,000,000	15,409,690
Mexican Bonds:
Series MI-20, 8.0%, 12/7/2023	MXN	1,400,000	129,023
Series M-20, 10.0%, 12/5/2024	MXN	15,200,000	1,677,134
Province of Ontario, 1.875%, 1/25/2010	JPY	875,000,000	7,802,154
Republic of Argentina:
Zero Coupon, 12/15/2035	ARS	12,303,789	238,733
5.83%, 12/31/2033 (PIK)	ARS	4,146,377	1,690,961
7.82%, 12/31/2033 (PIK)	EUR	59,616	63,930
Republic of Greece, 4.6%, 5/20/2013	EUR	17,250,000	22,386,113
Republic of Turkey, 20.0%, 10/17/2007	TRY	74	61
Republic of Uruguay, 10.5%, 10/20/2006	UYU	18,100,000	906,190
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	10,700,000	19,927,792

			78,488,444

Total Foreign Bonds - Non US$ Denominated (Cost $76,890,721)			79,455,293
US Government Sponsored Agencies 1.8%
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012 (Cost $6,781,147)		5,750,000	6,334,833
Convertible Bond 0.3%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006		730,000	722,700
144A, Series EURO, 7.5%, 9/25/2006		415,000	410,850

Total Convertible Bond (Cost $1,135,362)			1,133,550

		Shares	Value ($)

Preferred Stocks 0.1%
Paxson Communications Corp. 14.25% (PIK) (Cost $218,828)		22	190,356

		Principal Amount ($)(a)	Value ($)

Loan Participation 0.3%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125, 4.813% **, 3/4/2010 (Cost $1,030,695)		1,056,923	1,051,638
		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp. 144A		40	0
DeCrane Aircraft Holdings, Inc. 144A*		2,740	0
TravelCenters of America, Inc.*		150	19

Total Warrants (Cost $629)			19

	Units	Value ($)
Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	405,000	303,750
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 12/15/2008, 13.0% to 12/15/2012	530,000	392,200
SpinCycle, Inc., (Common Stock Unit)	26,151	28,766
SpinCycle, Inc., "F" (Common Stock Unit)	184	203

Total Other Investments (Cost $800,873)		724,919
	Shares	Value ($)
Common Stocks 0.0%
Catalina Restaurant Group, Inc.*	4,239	2,119
GEO Specialty Chemicals, Inc.*	10,608	10,608
GEO Specialty Chemicals, Inc. 144A	966	966
IMPSAT Fiber Networks, Inc.*	11,329	79,303
Intermet Corp.	3,807	43,955

Total Common Stocks (Cost $988,888)		136,951
	Principal Amount ($)(a)	Value ($)

US Treasury Obligations 14.3%
US Treasury Bill, 4.44% ***, 4/20/2006 (c)	1,200,000	1,188,976
US Treasury Bonds:
5.375%, 2/15/2031 (b)	1,080,000	1,188,928
6.25%, 8/15/2023 (b)	6,400,000	7,534,003
US Treasury Notes:
4.25%, 11/15/2013	18,000,000	17,652,654
4.75%, 11/15/2008 (b)	22,350,000	22,493,174
6.125%, 8/15/2007 (b)	1,850,000	1,892,926

Total US Treasury Obligations (Cost $52,666,336)		51,950,661
	Shares	Value ($)

Convertible Preferred Stocks 0.0%
Consumer Discretionary
Paxson Communications Corp. 144A, 9.75%, (PIK) (Cost $138,250)	20	136,500
Securities Lending Collateral 10.6%
Daily Assets Fund Institutional, 4.35% (d) (e) (Cost $38,558,093)	38,558,093	38,558,093
Cash Equivalents 6.2%
Cash Management QP Trust, 4.33% (f) (Cost $22,473,842)	22,473,842	22,473,842

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 392,829,546)	108.5	393,207,198
Other Assets and Liabilities, Net	(8.5)	(30,744,143)

Net Assets	100.0	362,463,055

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon %	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625	8/1/2008	480,000 USD	451,750	449,400
Grupo Iusacell SA de CV	10.0	7/15/2004	115,000 USD	72,463	101,775
Oxford Automotive, Inc.	12.0	10/15/2010	811,290 USD	83,220	73,016
				$ 607,433	$ 624,191

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

***			Annualized yield at time of purchase; not a coupon rate.
(a)			Principal amount stated in US dollars unless otherwise noted.
(b)			All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $37,779,409 which is 10.4% of net assets.
(c)			At January 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)			Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)			Represents collateral held in connection with securities lending.
(f)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At January31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Canada Government	3/22/2006	82	8,204,164	8,129,090	(75,074)
10 Year Germany Bond	3/8/2006	130	19,095,582	19,024,259	(71,323)
10 Year Japanese Government Bond	3/22/2006	12	14,096,873	13,993,265	(103,608)

Total net unrealized depreciation					(250,005)

At January 31, 2006, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Australia Bond	3/15/2006	81	6,363,613	6,440,644	(77,031)
UK Treasury Bond	3/29/2006	81	16,340,635	16,438,801	(98,166)

10 Year US Treasury Note	3/22/2006	162	17,623,297	17,566,875	56,422

Total net unrealized depreciation	(118,775)

At January 31, 2006, open credit rate default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)

1/27/2006 12/20/2010	13,548,500†	Fixed — 3.95%	Dow Jones CDX High Yield 100	(497,350)
1/6/2006 12/20/2010	387,105†	Fixed — 1.80%	Dow Jones CDX Emerging Markets	1,445
Total net unrealized depreciation	(495,905)

Counterparty: † JPMorgan Chase Bank
As of January 31, 2006, the Fund had the following open forward foreign currency exchange contracts:
					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
CHF	9,518,000	USD	7,608,313	4/27/2006	98,305
USD	8,324,886	CAD	9,609,000	4/27/2006	94,999
JPY	976,444,600	USD	8,532,521	4/27/2006	86,357
USD	8,366,201	CAD	9,609,000	4/27/2006	53,684
EUR	3,958,000	USD	4,877,740	4/27/2006	41,868
USD	4,213,133	AUD	5,606,000	4/27/2006	21,557
USD	163,726	MXN	1,764,639	2/10/2006	5,166
USD	86,559	MXN	936,418	2/10/2006	3,065
USD	98,600	MXN	1,050,438	2/10/2006	1,936
USD	136,096	EUR	112,198	2/15/2006	357
Total unrealized appreciation					407,294

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	29,000	USD	35,473	6/8/2006	(30)
USD	155,818	EUR	127,138	2/15/2006	(1,196)
NZD	2,094,000	USD	1,422,789	4/27/2006	(2,116)
EUR	87,833	USD	104,503	2/15/2006	(2,318)
EUR	84,175	USD	99,005	2/15/2006	(3,367)
MXN	4,091,000	USD	387,864	2/10/2006	(3,682)
EUR	182,831	USD	216,331	2/15/2006	(6,024)
EUR	375,500	USD	444,147	2/8/2006	(12,347)
MXN	3,751,495	USD	346,235	2/10/2006	(12,818)
USD	7,263,709	GBP	4,062,000	4/27/2006	(22,868)
EUR	777,508	USD	921,090	2/8/2006	(24,125)
EUR	848,102	USD	999,125	2/15/2006	(32,319)
Total unrealized depreciation					(123,210)

Currency Abbreviations AUD Australian Dollar MXN Mexican Peso ARS Argentine Peso MYR Malaysian Ringgit CAD Canadian Dollar NZD New Zealand Dollar CHF Swiss Franc TRY New Turkish Lira EUR Euro USD United States Dollar GBP British pound UYU Uruguay Peso JPY Japanese Yen

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006